Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities [abstract]
Other financial liabilities	$ 185,879,251	$ 101,426,359
Current lease liabilities	9,120,616	6,152,361
Trade and other current payables	491,315,277	515,522,729
Accounts payable to related parties	34,282,408	26,208,319
Other current provisions	2,656,140	2,544,973
Current tax liabilities, current	9,064,074	35,066,792
Provisions for employee benefits	43,184,275	50,677,101
Other non-financial liabilities	21,650,379	43,516,630
Total current liabilities	797,152,420	781,115,264
0 to 3 months
Current liabilities [abstract]
Other financial liabilities	51,065,280	5,638,793
Current lease liabilities	2,527,052	1,646,160
Trade and other current payables	489,246,013	512,732,980
Accounts payable to related parties	34,282,408	26,208,319
Other current provisions	253,757	450,784
Current tax liabilities, current	8,331,308	24,966,542
Provisions for employee benefits	28,000,315	34,407,484
Other non-financial liabilities	758,076	6,866
Total current liabilities	614,464,209	606,057,928
More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	134,813,971	95,787,566
Current lease liabilities	6,593,564	4,506,201
Trade and other current payables	2,069,264	2,789,749
Accounts payable to related parties	0	0
Other current provisions	2,402,383	2,094,189
Current tax liabilities, current	732,766	10,100,250
Provisions for employee benefits	15,183,960	16,269,617
Other non-financial liabilities	20,892,303	43,509,764
Total current liabilities	182,688,211	175,057,336
Chilean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	30,799,638	1,144,868
Current lease liabilities	174,057	252,247
Trade and other current payables	264,506,307	346,709,386
Accounts payable to related parties	8,580,251	6,049,243
Other current provisions	189,277	340,100
Current tax liabilities, current	7,704,034	11,625,210
Provisions for employee benefits	15,193,525	19,738,744
Other non-financial liabilities	0	0
Total current liabilities	327,147,089	385,859,798
Chilean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	115,566,518	76,242,185
Current lease liabilities	182,644	413,615
Trade and other current payables	1,695,576	2,318,545
Accounts payable to related parties	0	0
Other current provisions	2,402,383	2,094,189
Current tax liabilities, current	732,766	10,100,250
Provisions for employee benefits	15,183,960	16,269,617
Other non-financial liabilities	20,293,201	43,509,764
Total current liabilities	156,057,048	150,948,165
Unidades de Fomento [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	6,938,634	1,823,953
Current lease liabilities	1,872,690	799,267
Total current liabilities	8,811,324	2,623,220
Unidades de Fomento [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	17,071,828	6,278,069
Current lease liabilities	4,729,420	2,329,117
Total current liabilities	21,801,248	8,607,186
US Dollar [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	13,162,172	268,328
Current lease liabilities	383,857	495,349
Trade and other current payables	64,107,427	37,817,444
Accounts payable to related parties	3,028,054	6,499,786
Total current liabilities	80,681,510	45,080,907
US Dollar [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	356,489	12,785,711
Current lease liabilities	1,449,899	1,486,045
Trade and other current payables	163,433	114,479
Accounts payable to related parties	0	0
Total current liabilities	1,969,821	14,386,235
Euros [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	52,421	53,421
Current lease liabilities	28,744	29,985
Trade and other current payables	9,891,227	10,139,173
Accounts payable to related parties	22,434,625	13,492,389
Total current liabilities	32,407,017	23,714,968
Euros [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	45,392	65,288
Current lease liabilities	28,744	89,956
Trade and other current payables	155,643	303,037
Accounts payable to related parties	0	0
Total current liabilities	229,779	458,281
Argentinean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	9,622	2,128,801
Current lease liabilities	40,403	42,018
Trade and other current payables	131,951,490	109,041,520
Other current provisions	64,480	110,684
Current tax liabilities, current	548	12,805,154
Provisions for employee benefits	11,460,733	13,285,500
Other non-financial liabilities	758,076	6,866
Total current liabilities	144,285,352	137,420,543
Argentinean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	2,999	0
Current lease liabilities	120,954	116,631
Trade and other current payables	0	0
Other current provisions	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	599,102	0
Total current liabilities	723,055	116,631
Other currencies [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,724	90,169
Trade and other current payables	183,076	0
Accounts payable to related parties	84,465	151,871
Total current liabilities	269,265	242,040
Other currencies [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	36
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Total current liabilities	0	36
Uruguayan Peso [Member] | 0 to 3 months
Current liabilities [abstract]
Current lease liabilities	27,301	27,294
Trade and other current payables	3,659,296	3,207,481
Current tax liabilities, current	375,649	270,980
Provisions for employee benefits	520,823	561,556
Total current liabilities	4,583,069	4,067,311
Uruguayan Peso [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Current lease liabilities	81,903	70,837
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
Paraguayan Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	10,166,030	1,703,480
Accounts payable to related parties	154,153	2,836
Current tax liabilities, current	251,077	265,198
Provisions for employee benefits	548,759	460,306
Total current liabilities	11,120,019	2,431,820
Paraguayan Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	54,612	53,688
Accounts payable to related parties	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	54,612	53,688
Bolivianboliviano [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	101,069	129,253
Trade and other current payables	4,781,160	4,114,496
Accounts payable to related parties	860	12,194
Provisions for employee benefits	276,475	361,378
Total current liabilities	5,159,564	4,617,321
Bolivianboliviano [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	1,770,745	416,277
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 0	$ 0